Assets and Liabilities of Businesses Held For Sale and Discontinued Operations (GE Money Japan Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 GE Money Japan [Member] USD ($)	Dec. 31, 2013 GE Money Japan [Member] USD ($)	Dec. 31, 2012 GE Money Japan [Member] USD ($)	Feb. 26, 2014 GE Money Japan [Member] USD ($)	Feb. 26, 2014 GE Money Japan [Member] JPY (¥)	Sep. 30, 2008 GE Money Japan [Member] USD ($)	Sep. 30, 2008 GE Money Japan [Member] JPY (¥)
Financial Information For Businesses Held For Sale [Line Items]
Tax Credit Carryforward, Expiration Date				Dec. 31, 2017
Other Partial Tax Credit Carryforward Expiration Date				Dec. 31, 2019
Liability For Reimbursement Of Claims In Excess Of Statutory Interest Rate					$ 1,836
Threshold above which claims become company's responsibility									3,000	258,000
Earnings (loss) from discontinued operations, net of taxes	896	(329)	(322)	59	(1,636)	(649)
Buyout Payment To Extinguish Obligation Under Sale Agreement							$ 1,700	¥ 175,000